Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2011 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ 1,642	¥ 9,938	¥ 2,931	¥ (274,955)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Net realized loss (gain) recognized on investments			(1,330)	(4,393)
Unrealized (gain) loss on trading securities still held at the balance sheet date	(2,010)	¥ (12,165)	¥ (4,541)	27,063
Impairment loss on available-for-sale securities				2,281
Loss on disposal of an affiliate				364,480
Administrative charges on investment				7,500
Others				(744)
Equity in earnings of equity method affiliates				(157,711)
Amortization of discount on subscription of convertible note receivable				(1,471)
Interest income collected on convertible note				458
Deferred tax				15,771
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1	¥ 5	¥ 130	(123)
Other payables	(48)	(290)	86	(463)
Accrued liabilities	(109)	(660)	(2,106)	(530)
Income taxes payable				(24,360)
Net cash used in operating activities	(524)	(3,172)	(4,830)	(47,197)
Cash flows from investing activities:
(Advances to) repayment from an unrelated party	1,146	6,938	234	(15,465)
Decrease in due from related parties	167	1,008	13,260	1,595
Purchases of trading securities			(4,787)	(3)
Proceeds from trading securities			10,946	693
Increase (decrease) in payables to securities brokers	64	385	(14,833)	(4,185)
Proceeds from available-for-sale securities				13,118
Proceeds from disposal of an affiliate (note 3)				592,380
Net cash provided by investing activities	1,377	8,331	4,820	588,133
Cash flows used in financing activities:
Changes in due to related parties	(11,583)	(70,117)	(1,736)	(16,932)
Net cash used in financing activities	(11,583)	(70,117)	(1,736)	(16,932)
Effect of exchange rate change	(2,053)	(12,429)	(4,297)	(497)
Net increase (decrease) in cash and cash equivalents	(12,783)	(77,387)	(6,043)	523,507
Cash and cash equivalents, beginning of year	85,493	517,551	523,594	87
Cash and cash equivalents, end of year	72,710	440,164	517,551	523,594
Supplemental schedule of cash flow information:
Income taxes paid (note 3)				40,000
Interest paid	$ 88	¥ 534	¥ 916	2,239
Non-cash investing and financing activities:
Deposits paid for new investment through settlement of Convertible Notes and accrued interest, refund of investment deposit and settlement of amount due to a related party (note 7)				127,278
Income tax on disposal of HZ borne by an independent party (note 3)				¥ 39,485